other long-term liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
other long-term liabilities
Contract liabilities	$ 103	$ 84
Other	2	2
Deferred revenues	105	86
Pension benefit liabilities	413	453
Other post-employment benefit liabilities	80	76
Derivative liabilities	50	191
Deferred capital expenditure government grants	45
Other	55	57
Subtotal	748	863
Deferred customer activation and connection fees	4	4
Other long-term liabilities	$ 752	$ 867